Net Income (Expense) from Financial Operations (Details) - Schedule of income (expense) from financial operations - CLP ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income (expense) from financial operations [Abstract]
Net (losses)/gains on trading derivatives		$ (24,592)	$ 42,704	$ (162,183)
Net (losses)/gains on financial assets at fair value through profit or loss		(4,816)	1,689	11,878
Net gains on financial assets measured at fair value through other comprehensive income		23,187	80,679	63,672
Sale of loans and accounts receivables from customers
Current portfolio		(7)	48	63
Charged-off portfolio		2,738	(110)	3,248
Repurchase of issued bonds	[1]	(8,579)	(24,973)	3,073
Other income (expense) from financial operations		5,666	(9,237)	2,084
Total income (expense)		$ (6,403)	$ 90,800	$ (78,165)

[1]	The Bank repurchased its own bonds, see Note 2 for details.